Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Share-Based Payment Award Stock Options Valuation Assumptions
The weighted average assumptions used in the Monte Carlo simulation model to calculate the fair value of the Company’s stock unit awards are outlined in the table below.

	2014	2013	2012
Expected volatility of stock price	40%	43%	50%
Risk-free interest rate	0.83%	0.39%	0.30% - 0.42%
Valuation period	3 years	3 years	2½ - 3 years
Dividend yield	0%	0%	0%

Annual Activity of RSUs
Annual activity related to stock units and cash units, consisted of (in thousands of shares):

	Time-Based RSUs		Performance-Based and Market Based RSUs		Cash Unit Awards
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Units	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2014	1,308	$17.92	2,043	$13.79	267	$14.90
Granted (a)	381	42.05	326	42.03	—	—
Vested (b)	(606)	16.71	(438)	10.91	—	—
Forfeited/expired	(85)	24.83	(47)	21.36	—	—
Outstanding at December 31, 2014 (c)	998	$27.26	1,884	$19.17	267	$14.90
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(a)
Reflects the maximum number of stock units assuming achievement of all performance-, market- and time-vesting criteria and does not include those for non-employee directors, which are discussed separately below. The weighted-average fair value of time-based RSUs, performance-based and market-based RSUs, and cash units granted in 2013 was $21.77, $20.04 and $18.04, respectively, and the weighted-average fair value of time-based RSUs, performance-based and market-based RSUs, and cash units granted in 2012 was $14.39, $12.66 and $12.65, respectively.

(b)	The total fair value of RSUs vested during 2014, 2013 and 2012 was $15 million, $13 million and $16 million, respectively.

(c)
The Company’s outstanding time-based RSUs, performance-based and market-based RSUs, and cash units had aggregate intrinsic value of $66 million, $125 million and $18 million, respectively. Aggregate unrecognized compensation expense related to time-based RSUs and performance-based and market-based RSUs amounted to $28 million and will be recognized over a weighted average vesting period of 0.6 years. The Company assumes that substantially all outstanding awards will vest over time.

Summary of Share Based Compensation Shares Authorized Under Stock Option Plans by Exercise Price Range
The annual stock option activity consisted of (in thousands of shares):

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Term (years)
Outstanding at January 1, 2014	979	$2.82	$37	5.2
Granted (a)	—	—	—
Exercised (b)	(131)	2.16	6
Forfeited/expired	—	—	—
Outstanding at December 31, 2014 (c)	848	2.92	54	4.3
Exercisable at December 31, 2014	816	$2.59	$52	4.2
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(a)	No stock options were granted during 2013 or 2012.

(b)
Stock options exercised during 2013 and 2012 had intrinsic values of $23 million and $11 million, respectively, and the cash received from the exercise of options was insignificant in 2014, $3 million in 2013 and insignificant in 2012.

(c)	The Company assumes that substantially all outstanding stock options will vest over time.